Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Current Liabilities [Abstract]
Accrued payroll and related benefits	$ 1,134	$ 1,177
Provision for vacation and other employee benefits	1,973	1,642
Net written put option (Note 1A)	554	497
Accrued expenses	812	859
Employees' severance benefits (Note 9D)	115
Provision for contingent liabilities (Note 10D)	202
Other liabilities	521	244
Other Current Liabilities	$ 5,311	$ 4,419